Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details [Abstract]
Federal tax	41.90%	34.00%
State tax	8.10%	6.80%
Gain on bargain purchase	5.80%	34.00%
Permanent items	(2.20%)	(0.20%)
Rate change from TCJA	4.30%	31.80%
Other	(2.30%)	34.00%
Effective income tax rate	34.70%	72.10%